Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Changes in the carrying amount of goodwill
Balance			$ 1,197,044	$ 1,197,353	$ 1,197,353
Balance	$ 1,196,350		1,196,350		1,197,044	$ 1,197,353
Impairment related to goodwill	0	$ 0	0	0	0	0
Healthcare
Changes in the carrying amount of goodwill
Balance			1,147,771	1,147,396	1,147,396	319,234
Acquisitions						828,162
Purchase price adjustments					979
Foreign currency translation and other					(604)
Balance	1,147,771		1,147,771		1,147,771	1,147,396
Global Retail and Other
Changes in the carrying amount of goodwill
Balance			49,273	$ 49,957	49,957	50,570
Foreign currency translation and other			(694)		(684)	(613)
Balance	$ 48,579		$ 48,579		$ 49,273	$ 49,957